9. Income Taxes	12 Months Ended
Dec. 31, 2021
9. Income Taxes
Income Taxes
(9)	Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2021	2020	2019
Current expense	$4,079	3,049	2,972
Deferred income tax expense	(283)	(560)	164
Total income tax	$3,796	2,489	3,136

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2021	2020	2019
Tax expense at statutory rate	$3,975	2,908	3,613
State income tax, net of federal income tax effect	339	261	351
Tax-exempt interest income	(497)	(649)	(802)
Increase in cash surrender value of life insurance	(83)	(80)	(81)
Tax credits	(234)	(234)	-
Nondeductible interest and other expense	30	46	40
Other	266	237	15
Total	$3,796	2,489	3,136

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2021 and 2020.

(Dollars in thousands)
	2021	2020
Deferred tax assets:
Allowance for loan losses	$2,149	2,276
Accrued retirement expense	1,148	1,190
Restricted stock	209	190
Interest income on nonaccrual loans	2	1
Lease liability	1,075	798
Total gross deferred tax assets	4,583	4,455

Deferred tax liabilities:
Deferred loan fees	263	284
Accumulated depreciation	563	873
Prepaid expenses	4	5
ROU Asset	1,060	787
Other	(55)	41
Unrealized gain on available for sale securities	29	1,611
Total gross deferred tax liabilities	1,864	3,601

Net deferred tax asset	$2,719	854

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

As of December 31, 2021, the Company’s Federal income tax filings for years 2018 through 2021  open to audit by the Internal Revenue Service.  The Company’s North Carolina income tax returns are currently under

A-59

audit for tax year 2014-2016, tax years 2018, 2019, 2020 and 2021 remain open to audit by the North Carolina Department of Revenue.